Interest and Finance Costs	6 Months Ended
Jun. 30, 2020
Interest and Finance Costs [Abstract]
Interest and Finance Costs
12.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	June 30,
	2020	2019
Interest on long-term debt and other financial liabilities	5,774	7,053
Amortization of debt issuance costs	349	546
Amortization of debt issuance costs (shares issued to third party - non-cash)	184	212
Other	165	355
Total	6,472	8,166

Interest and finance costs-related party are analyzed as follows:

	June 30,
	2020	2019
Interest expense long term debt related party	944	420
Amortization of debt issuance costs related party	-	59
Convertible notes interest expense	1,321	751
Convertible notes amortization of debt discount (non-cash)	2,416	1,785
Amortization of debt issuance costs (shares issued to related party - non-cash)	118	784
Total	4,799	3,799